Consolidated Balance Sheets - USD ($)	Oct. 31, 2019	Oct. 31, 2018
Current assets:
Cash	$ 537,330	$ 177,413
Trade accounts receivable, net of allowance for doubtful accounts of $99,562 in 2019 and $64,242 in 2018	10,347,597	12,832,890
Income taxes refundable - current	25,004	0
Other receivables	69,727	61,951
Inventories	18,095,627	17,474,755
Prepaid expenses and other assets	304,713	500,021
Total current assets	29,379,998	31,047,030
Property and equipment, net	10,010,223	11,204,639
Income taxes refundable - noncurrent	25,003	49,281
Intangible assets, net	659,280	635,035
Other assets, net	32,430	162,475
Total assets	40,106,934	43,098,460
Current liabilities:
Current installments of long-term debt	738,955	260,954
Note payable to bank - current	5,650,000	0
Accounts payable and accrued expenses	5,459,352	3,256,153
Accrued compensation and payroll taxes	1,763,338	3,489,070
Income taxes payable	15,382	21,666
Total current liabilities	13,627,027	7,027,843
Note payable to bank - noncurrent	0	3,000,000
Long-term debt, excluding current installments	5,169,668	6,158,630
Other noncurrent liabilities	71,339	101,150
Total liabilities	18,868,034	16,287,623
Shareholders’ equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 7,458,981 shares in 2019 and 7,694,387 shares in 2018	13,853,334	13,816,140
Retained earnings	7,385,566	12,994,697
Total shareholders’ equity	21,238,900	26,810,837
Commitments and contingencies
Total liabilities and shareholders’ equity	$ 40,106,934	$ 43,098,460